Financial liabilities designated at fair value (Table)	12 Months Ended
Dec. 31, 2019
Financial liabilities designated at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities designated at fair value
	2019		2018
	Fair value	Contractualamount dueon maturity	Fair value	Contractualamount dueon maturity
	£m	£m	£m	£m
Debt securities	49,559	56,891	46,649	54,159
Deposits	25,526	25,725	31,682	32,029
Repurchase agreements and other similar secured borrowing	128,547	128,706	138,484	138,724
Other financial liabilities	694	694	19	19
Financial liabilities designated at fair value	204,326	212,016	216,834	224,931